UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      September 30, 2002
                                                --------------------------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Eos Partners, L.P.
                     -----------------------------------------------------------
Address:             320 Park Avenue
                     -----------------------------------------------------------
                     New York, New York 10022

Form 13F File Number:  28-4019
                          ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Brian D. Young as General Partner for Eos Partners, L.P.
                     -----------------------------------------------------------
Title:               General Partner
                     -----------------------------------------------------------
Phone:               212-832-5800
                     -----------------------------------------------------------

Signature, Place, and Date of Signing:

 Brian D. Young                New York, New York              5/9/02
---------------------    -------------------------        ----------------------
    [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                    -------------------

Form 13F Information Table Entry Total:                      28
                                                    -------------------

Form 13F Information Table Value Total:                $ 19,765
                                                    -------------------



List of Other Included managers:

           NONE

                                    FORM 13F


Page 1 of 1               Name of Reporting Manager:  Eos Partners, L.P.

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   Item 1:                            Item 2:        Item 3:             Item 4:             Item 5:
   Name of Issuer                Title of Class      CUSIP            Fair Market          Shares or
                                                     Number               Value             Principal
                                                                                              Amount
-----------------------------------------------------------------------------------------------------------
AT &T Corp                           Common        001957109              600,500             50,000
Abercrombie & Fitch                  Common        002896207              196,700             10,000
Apple Computer Inc.                  Common        037833100              870,000             60,000
Apria HealthCare Group               Common        037933108            1,401,820             59,500
Best Buy Co.                         Common        086516101              147,246              6,600
Black Box                            Common        091826107            2,822,000             85,000
Cardinal Health Inc.                 Common        14149Y108            1,244,000             20,000
Clear Channel Communications         Common        184502102              695,000             20,000
Ensco International                  Common        26874Q100              125,225              5,001
Gentiva Health Services              Common        37247A102            1,010,594            122,200
Laboratory Corp                      Common        50540R409              844,500             25,000
Mckesson Corp                        Common        58155Q103              566,600             20,000
Mission Resources                    Common        605109107              141,000            150,000
Meadowbrook Insurance                Common        58319P108            1,300,200            492,500
Mercury General                      Common        589400100              642,000             15,000
Microsoft Corp                       Common        594918104              218,700              5,000
Micron Technology                    Common        595112103              185,550             15,000
Mueller Industries                   Common        624756102              259,000             10,000
Rational Software                    Common        75409P202              237,600             55,000
Royal Dutch Petroleum                Common        780257804              401,700             10,000
Seacor Smit                          Common        811904101              819,800             20,000
Siebel Systems                       Common        826170102              172,500             30,000
Texas Instruments                    Common        882508104              251,090             17,000
Unilever N.V. NY                     Common        904784709            1,783,500             30,000
Waste Management                     Common        94106L109              466,400             20,000
Arch Capital                         Common        G0450A105            1,395,000             50,000
Bank of Bermuda                      Common        G07644100              326,010             10,000
Teekay Shipping Corp                 Common        Y8564W103              641,250             22,500
                                                                   ---------------
                                                                       19,765,485


                                                                                                -----------------------------------
                                                                                                           (SEC USE ONLY)
Page 1 of 1               Name of Reporting Manager:  Eos Partners, L.P.

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    Item 1:                                          Item 6:                          Item 7:                      Item 8:
    Name of Issuer                            Investment Discretion                 Managers             Voting Authority (Shares)
                               ------------------------------------------------                 -----------------------------------
                                                   (b) Shared-                    See Instr. V
                                     (a) Sole      As Defined       (c) Shared                  (a) Sole     (b) Shared    (c) None
                                                   in Instr. V        Other
-----------------------------------------------------------------------------------------------------------------------------------
AT &T Corp                           50,000                                                       50,000
Abercrombie & Fitch                  10,000                                                       10,000
Apple Computer Inc.                  60,000                                                       60,000
Apria HealthCare Group               59,500                                                       59,500
Best Buy Co.                          6,600                                                        6,600
Black Box                            85,000                                                       85,000
Cardinal Health Inc.                 20,000                                                       20,000
Clear Channel Communications         20,000                                                       20,000
Ensco International                   5,001                                                        5,001
Gentiva Health Services             122,200                                                      122,200
Laboratory Corp                      25,000                                                       25,000
Mckesson Corp                        20,000                                                       20,000
Mission Resources                   150,000                                                      150,000
Meadowbrook Insurance               492,500                                                      492,500
Mercury General                      15,000                                                       15,000
Microsoft Corp                        5,000                                                        5,000
Micron Technology                    15,000                                                       15,000
Mueller Industries                   10,000                                                       10,000
Rational Software                    55,000                                                       55,000
Royal Dutch Petroleum                10,000                                                       10,000
Seacor Smit                          20,000                                                       20,000
Siebel Systems                       30,000                                                       30,000
Texas Instruments                    17,000                                                       17,000
Unilever N.V. NY                     30,000                                                       30,000
Waste Management                     20,000                                                       20,000
Arch Capital                         50,000                                                       50,000
Bank of Bermuda                      10,000                                                       10,000
Teekay Shipping Corp                 22,500                                                       22,500


